Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of Reconciliation of the Change in the Product Liability Balances
The reconciliation of the change in the Company’s product liability balances for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Warranty liability, beginning of period	$1,099	$177
Reduction in liability (payments)	(1,304)	(220)
Increase in liability	1,511	1,142
Warranty liability, end of period	$1,306	$1,099
The reconciliation of the change in the Company’s product liability balances during the three and six months ended June 30, 2024 and 2023 consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Warranty liability, beginning of period	$1,199	$1,155	$1,306	$1,099
Reduction in liability (payments)	(400)	(527)	(922)	(743)
Increase in liability	344	673	759	945
Warranty liability, end of period	$1,143	$1,301	$1,143	$1,301